Debt - Additional Information (Detail) $ in Thousands	1 Months Ended			12 Months Ended
	Jun. 30, 2018 CAD ($)	Jun. 30, 2017 CAD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of detailed information about borrowings [line items]
Net proceeds from issuance of senior secured notes					$ 317,596
Capital leases [member]
Disclosure of detailed information about borrowings [line items]
Maturity date				2019 to 2022
Frequency of payments				Monthly
Carrying value				$ 46,641	51,918
Capital leases [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate				3.50%
Capital leases [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate				5.80%
Senior Secured Notes [member]
Disclosure of detailed information about borrowings [line items]
Notes issued			$ 250,000
Maturity date		June 15, 2022	June 15, 2022
Interest rate			8.75%
Frequency of payments		Semi-annually	Semi-annually
Percentage of par value of debt		99.00%	99.00%
Other transaction costs incurred		$ 9,326
Net proceeds from issuance of senior secured notes		$ 317,596	$ 240,468,000
Redemption price percentage				101.00%
Senior Secured Notes [member] | Until June 15, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Redemption price percentage				108.75%
Redeemable percentage				35.00%
Senior Secured Notes [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Redemption price percentage				100.00%
Senior Secured Notes [member] | Bottom of range [member] | On or after June 15, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Redeemable percentage				100.00%
Senior Secured Notes [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Redemption price percentage				104.375%
Secured equipment loans [member]
Disclosure of detailed information about borrowings [line items]
Maturity date				2020 to 2022
Interest rate				5.50%
Frequency of payments				Monthly
Carrying value				$ 28,786	$ 20,912
New equipment loan [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	5.50%
Carrying value	$ 9,000
Maturity of payments, term	4 years